United States

Securities and Exchange Commission

Washington, DC 20549

Form N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21833

HELIOS MULTI-SECTOR HIGH INCOME FUND, INC.

(Exact name of registrant as specified in Charter)

BROOKFIELD PLACE, 250 VESEY STREET

NEW YORK, NY 10281-1023

(Address of principal executive officers) (Zip code)

BRIAN HURLEY, PRESIDENT AND PRINCIPAL EXECUTIVE OFFICER

BROOKFIELD PLACE

250 VESEY STREET

NEW YORK, NEW YORK 10281-1023

(Name and address of agent for service)

Registrant’s telephone number, including area code: (855) 777-8001

Date of fiscal year end: 03/31

Date of reporting period: 07/01/2014 - 06/30/2015

ITEM 1.  PROXY VOTING RECORD

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21833

Reporting Period: 07/01/2014 - 06/30/2015

Helios Multi-Sector High Income Fund, Inc.

================== Helios Multi-Sector High Income Fund, Inc. ==================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) HELIOS MULTI-SECTOR HIGH INCOME FUND, INC.

By:	/s/ Brian Hurley
Brian Hurley, President and Principal Executive Officer

Date: August 28, 2015